Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
NOTE 1. DESCRIPTION OF BUSINESS
SmartRent, Inc., and its wholly owned subsidiaries, (collectively the “Company”) formerly known as Fifth Wall Acquisition Corp. I (
“
FWAA
”
), was originally incorporated in Delaware on November 23, 2020, as a special purpose acquisition company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or other similar business combination with one or more target businesses. On February 9, 2021, the Company consummated its initial public offering (the
“
IPO
”
), following which its shares began trading on the Nasdaq National Market (“Nasdaq”). On April 21, 2021, FWAA entered into an Agreement and Plan of Merger (as amended, the “Merger Agreement”) with SmartRent.com, Inc. (“Legacy SmartRent”) and Einstein Merger Corp. I, a wholly owned subsidiary of FWAA (“Merger Sub”). On August 24, 2021, the transactions contemplated by the Merger Agreement (the
“
Business Combination
”
) were consummated. In connection with the closing of the Business Combination, FWAA changed its name to SmartRent, Inc. and its shares began trading on the New York Stock Exchange (“NYSE”) under the symbol “SMRT.” As a result of the Business Combination, SmartRent, Inc. became the owner, directly or indirectly, of all of the equity interests of Legacy SmartRent and its subsidiaries.
The Company is an enterprise software company that provides a fully integrated, brand-agnostic smart home operating system to residential property owners and operators, as well as homebuilders, “iBuyers,” developers, and residents. SmartRent’s solutions are designed to provide communities with visibility and control over assets while providing additional revenue opportunities through all-in-one
home control offerings for residents. The Company is headquartered in Scottsdale, Arizona.
The Business Combination
The Company entered into the Merger Agreement in April 2021 and consummated the Business Combination in August 2021. Upon the closing of the Business Combination, Merger Sub merged with and into Legacy SmartRent, with Legacy SmartRent continuing as the surviving company and changing its name to “SmartRent Technologies, Inc.” In connection with the consummation of the Business Combination, the Company changed its name from “Fifth Wall Acquisition Corp. I” to “SmartRent, Inc.” and changed its trading symbol and securities exchange from “FWAA” on Nasdaq to “SMRT” on the NYSE.
Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of capital stock to 550,000 shares, of which 500,000 shares were designated common stock, $0.0001 par value per share, and of which 50,000 shares were designated preferred stock, $0.0001 par value per share.
Upon consummation of the Business Combination, each share of Legacy SmartRent convertible preferred stock and common stock issued and outstanding was canceled and converted into the right to receive approximately 4.8846 shares (the “Exchange Ratio”) of the Company’s Class A common stock, par value $0.0001 per share (“Common Stock”).
Outstanding stock options and RSUs, whether vested or unvested, to purchase or receive shares of Legacy SmartRent common stock granted under the 2018 Stock Plan (see Note 8) converted into stock options and RSUs to purchase shares of the Company’s Common Stock upon the same terms and conditions that were in effect with respect to such stock options and RSUs immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

Outstanding warrants, whether vested or unvested, to purchase shares of Legacy SmartRent common stock (see Note 7) converted into warrants for shares of the Company’s Common Stock upon the same terms and conditions that were in effect with respect to such warrants immediately prior to the Business Combination, after giving effect to the Exchange Ratio.
In connection with the Business Combination,

•
Holders of less than one thousand

shares of FWAA’s Class A Common Stock sold in its initial public offering (the “Initial Shares”) properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from FWAA’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination. Each such share was redeemed for approximately $10.00 per share, or $2 in the aggregate;

•	The shares of FWAA Class B Common Stock held by Fifth Wall Acquisition Sponsor, LLC (“Sponsor”) and FWAA’s independent directors automatically converted to 8,625 shares of Common Stock; and,

•
Pursuant to subscription agreements entered into in connection with the Merger Agreement (collectively, the “Subscription Agreements”), certain investors purchased an aggregate of 15,500 newly-issued shares of Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $155,000 (the “PIPE Investment”). At the closing of the Business Combination, the Company consummated the PIPE Investment.

The Company incurred direct and incremental costs of approximately $55,981 in connection with the Business Combination and the related equity issuance, consisting primarily of investment banking, legal, accounting, and other professional fees, which were recorded to additional paid-in
capital as a reduction of proceeds.
The Company accounted for this transaction as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, FWAA was treated as the “acquired” company for financial reporting purposes. See Note 2 “Significant Accounting Policies” for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy SmartRent issuing stock for the net assets of FWAA, accompanied by a recapitalization. The net assets of FWAA are stated at historical cost, with no goodwill or intangible assets recorded.
Prior to the Business Combination, Legacy SmartRent and FWAA filed separate standalone federal, state, and local income tax returns. As a result of the Business Combination, SmartRent, Inc. will file a consolidated income tax return. For legal purposes, FWAA acquired Legacy SmartRent, and the transaction represents a reverse acquisition for federal income tax purposes—SmartRent Inc. will be the parent of the consolidated group with SmartRent Technologies, Inc. as a subsidiary, but in the year of the closing of the Business Combination, the consolidated tax return of SmartRent Inc. will include a full year period for Legacy SmartRent and stub-year for FWAA starting the day after the closing of the Business Combination. FWAA will file a short year return for the period prior to the acquisition.
Upon closing of the Business Combination, the Company received gross proceeds of $500,628 from the Business Combination and PIPE Investment, offset by offerings costs of $55,981. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the period ended December 31, 2021:

Cash—Trust and cash, net of redemptions	$345,628

Cash—PIPE Investment	155,000

Gross proceeds from Business Combination	500,628

Less: transaction costs and advisory fees, paid	(55,981)

Reverse recapitalization, net of transaction costs	444,647